Restatement of Previously Issued Financial Statements (Details)	Dec. 31, 2020 shares
IPO [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Shares issued	7,666,667
Private Placement [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Shares issued	4,233,333